PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended	24 Months Ended
	Sep. 09, 2020	Dec. 31, 2021	Dec. 31, 2021
Aggregate proceeds from issuance of warrants			$ 12,700,197
Private Placement.
Number of warrants issued	9,700,000
Aggregate proceeds from issuance of warrants	$ 9,700,000
Sponsor | Private Placement.
Number of warrants issued	9,700,000	9,700,000	9,700,000
Price of warrants (in dollars per share)	$ 1.00	$ 1.00
Aggregate proceeds from issuance of warrants	$ 9,700,000	$ 9,700,000
Number of shares issuable per warrant (in shares)	1	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50	$ 11.50